Pension and Postretirement Benefits (Weighted Average Assumptions - Projected Benefit Obligation And Net Pension And Postemployment Benefit Cost) (Details)		4 Months Ended	8 Months Ended	12 Months Ended
		Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Composite rate of compensation increase for determining projected benefit obligation			3.00%	3.00%		3.00%
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation at December 31			3.80%	3.80%		4.40%		4.60%
Long-term rate of return on plan assets				7.75%		7.75%		7.75%
Composite rate of compensation increase for determining projected benefit obligation			3.00%	3.00%		3.00%		3.10%
Composite rate of compensation increase for determining net pension cost (benefit)				3.00%		3.10%		3.00%
Pension Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost		4.70%	4.50%	4.60%	[1]	4.90%	[1]	4.60%	[1]
Pension Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost		3.50%	3.30%	3.60%	[1]	3.70%	[1]	3.30%	[1]
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligation at December 31			3.70%	3.70%		4.30%		4.50%
Long-term rate of return on plan assets				5.75%		5.75%		5.75%
Composite rate of compensation increase for determining projected benefit obligation			3.00%	3.00%		3.00%		3.10%
Composite rate of compensation increase for determining net pension cost (benefit)				3.00%		3.10%		3.00%
Postretirement Benefit [Member] | Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost	[1]			4.60%		5.00%		4.60%
Postretirement Benefit [Member] | Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining net cost	[1]			3.40%		3.60%		3.30%

[1]
Weighted -average discount rate in effect from January 1, 2017 through April 30, 2017 was 4.70% for service costs and 3.50% for interest costs, and, from May 1, 2017 through December 31, 2017 was 4.50% for service cost and 3.30% for interest cost.